General (Details) $ in Billions	12 Months Ended
	Nov. 30, 2021 USD ($) company cruiseLine	Jan. 13, 2022 cruise_ship
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of world's leading cruise lines | cruiseLine	9
Number of companies operating as a single economic enterprise | company	2
DLC arrangement current equalization ratio	1
Cash, cash equivalents, and short-term investments | $	$ 9.4
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of brands, resumed		8
Number of brands		9
Percent of operating capacity		67.00%
Carnival PLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
DLC arrangement current equalization ratio	1